Investments - Additional Information (Detail)	1 Months Ended													12 Months Ended
	Apr. 30, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) shares	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Aug. 31, 2014 USD ($)	Nov. 30, 2010 USD ($)	Apr. 30, 2008 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 shares	Apr. 30, 2018 USD ($)	Jan. 31, 2018 shares	Dec. 31, 2017 USD ($)	Oct. 31, 2016	Aug. 31, 2016	Oct. 31, 2015	Aug. 31, 2015	Feb. 29, 2012 shares	Apr. 30, 2008 CNY (¥) shares	Apr. 30, 2008 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
License agreement, term											5 years
Shareholdings to be received by Smilegate in Oriental Shiny Star Limited																														30.00%
License agreements, expected payment																						$ 3,100,000
Share of loss in equity method investments														¥ (4,292,887)	$ (624,375)	¥ (2,937,131)		¥ (110,535,486)
Impairment of investment														7,776,157	1,130,995	9,109,312		2,806,439
Share-based compensation expense														3,898,328	566,988	38,029,713		28,051,735
Gain on disposal of subsidiaries														10,473,159	1,523,258	0		0
Proceeds from disposal of equity method investees														0	0	115,349		0
Impairment charges of investment in equity investees														1,386,174	201,611	0		0
Common Stock, Shares Subscribed but Unissued | shares																							21,000,000
Asset Impairment Charges														1,400,000	200,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures														45,216,118		48,243,558						6,576,412				$ 6,576,412
The9 Education Technology [Member]
Subsidiary, Sale of Stock [Line Items]
Asset Impairment Charges	¥ 400,000	$ 100,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	¥ 400,000																							$ 100,000
Shanghai Ronglei [Member]
Subsidiary, Sale of Stock [Line Items]
Asset Impairment Charges														4,000,000	600,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures														4,000,000		5,000,000						600,000				700,000
Qihoo 360 Technology Co., Ltd.,
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage											50.00%
System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage											50.00%
Payment for equity fund investment																	$ 35,000,000		$ 35,000,000
Share of loss in equity method investments																		¥ 111,100,000	$ 16,200,000
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage									42.00%																		44.50%	43.70%	46.70%
Sale of equity method investment ownership percentage										33.30%
Share-based compensation expense | ¥										¥ 2,700,000
Equity interest acquired in Fei Fan																													100.00%
Equity interest exchanged																													30.00%
Gain on disposal of subsidiaries														3,300,000	500,000
Beijing Ti Knight
Subsidiary, Sale of Stock [Line Items]
Impairment of investment				$ 9,000,000										900,000	100,000	4,000,000
Equity method investments														¥ 4,900,000								$ 700,000
Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
Amount refunded			$ 50,000,000
Liability waived off																										$ 25,000,000
Impairment of investment																60,500,000	$ 8,800,000
Oriental Shiny Star Limited | Smilegate Entertainment Inc
Subsidiary, Sale of Stock [Line Items]
Amount refunded			$ 25,000,000
Red Ace Limited [Member] | Smilegate Entertainment Inc
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Subscribed but Unissued | shares																									3,571,429
Condition One | Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage														44.46%								44.46%
Equity method investment, ownership percentage to be acquired							19.11%	19.11%
Equity method investment, ownership to be acquired							¥ 18,300,000	$ 2,700,000
License Agreement
Subsidiary, Sale of Stock [Line Items]
Amount received for license agreement											$ 10,000,000
License Agreement | System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Amount received for license agreement																				$ 10,000,000
License Agreement | Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
License agreement, term									5 years
Amount received for license agreement									$ 50,000,000
License agreements, expected payment									$ 450,000,000
Smartposting Co, Ltd. | IE Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment of investment				$ 1,300,000										¥ 1,100,000	$ 200,000	¥ 5,100,000
Equity interest exchanged				14.55%
Shares issued and sold | shares				12,500,000
Lock-up period of agreement				10 years
Tandem Fund II, L.P. ("Tandem Fund")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment							¥ 2,800,000	$ 400,000
Proceeds from disposal of equity method investees					¥ 1,200,000	$ 200,000
China Crown Technology Ltd ("China Crown Technology")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment | ¥																					¥ 184,900,000
Investment in cash																																¥ 249,200,000	$ 38,300,000
Subscription to preferred shares | shares																																3,031,232	3,031,232
Cost method investments, original cost including transaction cost																																	$ 39,500,000
Transaction cost													$ 1,200,000
Reduction in Purchase price												$ 10,000,000
Number of monthly installments													26
T3 Entertainment Company Ltd
Subsidiary, Sale of Stock [Line Items]
Ordinary shares owned | shares																															32,290
Minimum
Subsidiary, Sale of Stock [Line Items]
License agreements, expected payment											160,000,000
Minimum | License Agreement
Subsidiary, Sale of Stock [Line Items]
Minimum royalty payment											$ 150,000,000
Maximum | China Crown Technology Ltd ("China Crown Technology")
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interst													20.00%
Reduction in Purchase price													$ 25,000,000